Selling expenses (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of selling expenses [Abstract]
Schedule of Selling Expenses
	Year ended December 31,
	2 0 2 4	2 0 2 3	2 0 2 2	2 0 2 4
	NIS	NIS	NIS	US Dollars

Transportation and Distribution	23,425	22,048	20,682	6,423
Salaries and related expenses	22,954	22,728	22,167	6,294
Advertising and promotion	8,297	11,923	14,919	2,275
Personnel services	3,963	4,388	3,344	1,087
Vehicles	3,690	3,793	3,898	1,012
Depreciation and amortization	2,600	2,923	2,713	712
Share based payment expense	178	435	436	49
Others	3,786	5,978	5,947	1,038
	68,893	74,216	74,106	18,890